Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income tax expense effective rates	35.80%	33.00%	35.60%
Valuation allowance	$ 1,926	$ 2,060
Unrecognized tax benefits that would impact effective tax rate	25	20	10
Accrued penalties and interest	25	20	17
Estimated penalties and interest	3	2
Net reversal of penalties and interest expense due to the lapse of statute of limitations			463
Unrecognized Tax Benefits, Changes Resulting from Lapse of Applicable Statute of Limitations			(2,567)
Forecast [Member]
Unrecognized Tax Benefits, Changes Resulting from Lapse of Applicable Statute of Limitations	$ (10)